MML SERIES INVESTMENT FUND

Supplement dated July 2, 2018 to the

Prospectus dated May 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

Effective immediately, Stephen J. Brunette is no longer a portfolio manager of the MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, MML Aggressive Allocation Fund, and the MML American Funds Core Allocation Fund, and information related to Stephen J. Brunette found on pages 9, 16, 23, 30, 37, and 50 under the heading Portfolio Manager in the section titled Management is hereby removed.

Effective immediately, the following information replaces the information found on pages 9, 16, 23, 30, 37, and 50 under the heading Portfolio Manager in the section titled Management:

Frederick (Rick) Schulitz, CFA, CAIA is an Investment Director and portfolio manager at MML Advisers. He has managed the Fund since July 2018.

Effective immediately, the following information replaces similar information for the MML American Funds® International Fund found on page 42 under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Service Class I(1)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.36%
Total Annual Fund Operating Expenses(2)	1.26%
Expense Reimbursement	(.02%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	1.24%

(1)	Reflects the combined expenses of the Master International Fund and the Fund. The Fund has a management fee of .15%, Rule 12b-1 Fees of .25% and other expenses of .32%. The Master International Fund has a management fee of .50% and other expenses of .04%.

(2)	Because Total Annual Fund Operating Expenses include Master Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Master Fund fees and expenses.

(3)	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Master Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) from May 1, 2018 through April 30, 2019, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .70%. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Effective immediately, information related to Stephen J. Brunette found on page 68 under the heading Investment Adviser in the section titled Management of the Funds is hereby removed.

Effective immediately, the following information replaces the second paragraph on page 68 under the heading Investment Adviser in the section titled Management of the Funds:

As the investment adviser to the MML Conservative Allocation, MML Balanced Allocation, MML Moderate Allocation, MML Growth Allocation, MML Aggressive Allocation, and MML Core Allocation Fund, MML Advisers is responsible for furnishing a continuous investment program for the Fund, determining the Underlying Funds in which the Funds will invest from time to time, and the portions of their assets the Funds will invest in those Underlying Funds. MML Advisers places purchase and redemption orders for shares of the Underlying Funds on behalf of MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, MML Aggressive Allocation Fund, and MML Core Allocation Fund. These functions are performed by portfolio manager Frederick (Rick) Schulitz, CFA, CAIA. Mr. Schulitz, an Investment Director and portfolio manager, joined MML Advisers in 2014. Mr. Schulitz is also an Investment Director at MassMutual, which he joined in 2006. Prior to joining MassMutual, Mr. Schulitz held Director positions at Prudential Retirement and ING.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L8086-18-01

MML SERIES INVESTMENT FUND

MML Conservative Allocation Fund

Supplement dated July 2, 2018 to the

Summary Prospectus dated May 1, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, Stephen J. Brunette is no longer a portfolio manager of the MML Conservative Allocation Fund and the information related to Stephen J. Brunette under the heading Portfolio Manager in the section titled Management is hereby removed.

Effective immediately, the following information replaces the information found under the heading Portfolio Manager in the section titled Management:

Frederick (Rick) Schulitz, CFA, CAIA is an Investment Director and portfolio manager at MML Advisers. He has managed the Fund since July 2018.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CA-18-01

MML SERIES INVESTMENT FUND

MML Balanced Allocation Fund

Supplement dated July 2, 2018 to the

Summary Prospectus dated May 1, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, Stephen J. Brunette is no longer a portfolio manager of the MML Balanced Allocation Fund and the information related to Stephen J. Brunette under the heading Portfolio Manager in the section titled Management is hereby removed.

Effective immediately, the following information replaces the information found under the heading Portfolio Manager in the section titled Management:

Frederick (Rick) Schulitz, CFA, CAIA is an Investment Director and portfolio manager at MML Advisers. He has managed the Fund since July 2018.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BA-18-01

MML SERIES INVESTMENT FUND

MML Moderate Allocation Fund

Supplement dated July 2, 2018 to the

Summary Prospectus dated May 1, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, Stephen J. Brunette is no longer a portfolio manager of the MML Moderate Allocation Fund and the information related to Stephen J. Brunette under the heading Portfolio Manager in the section titled Management is hereby removed.

Effective immediately, the following information replaces the information found under the heading Portfolio Manager in the section titled Management:

Frederick (Rick) Schulitz, CFA, CAIA is an Investment Director and portfolio manager at MML Advisers. He has managed the Fund since July 2018.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MA-18-01

MML SERIES INVESTMENT FUND

MML Growth Allocation Fund

Supplement dated July 2, 2018 to the

Summary Prospectus dated May 1, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, Stephen J. Brunette is no longer a portfolio manager of the MML Growth Allocation Fundand the information related to Stephen J. Brunette under the heading Portfolio Manager in the section titled Management is hereby removed.

Effective immediately, the following information replaces the information found under the heading Portfolio Manager in the section titled Management:

Frederick (Rick) Schulitz, CFA, CAIA is an Investment Director and portfolio manager at MML Advisers. He has managed the Fund since July 2018.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GA-18-01

MML SERIES INVESTMENT FUND

MML Aggressive Allocation Fund

Supplement dated July 2, 2018 to the

Summary Prospectus dated May 1, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, Stephen J. Brunette is no longer a portfolio manager of the MML Aggressive Allocation Fund and the information related to Stephen J. Brunette under the heading Portfolio Manager in the section titled Management is hereby removed.

Effective immediately, the following information replaces the information found under the heading Portfolio Manager in the section titled Management:

Frederick (Rick) Schulitz, CFA, CAIA is an Investment Director and portfolio manager at MML Advisers. He has managed the Fund since July 2018.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AA-18-01

MML SERIES INVESTMENT FUND

MML American Funds Core Allocation Fund

Supplement dated July 2, 2018 to the

Summary Prospectus dated May 1, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, Stephen J. Brunette is no longer a portfolio manager of the MML American Funds Core Allocation Fund and the information related to Stephen J. Brunette under the heading Portfolio Manager in the section titled Management is hereby removed.

Effective immediately, the following information replaces the information found under the heading Portfolio Manager in the section titled Management:

Frederick (Rick) Schulitz, CFA, CAIA is an Investment Director and portfolio manager at MML Advisers. He has managed the Fund since July 2018.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AFC-18-01

MML SERIES INVESTMENT FUND

MML American Funds® International Fund

Supplement dated July 2, 2018 to the

Summary Prospectus dated May 1, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following information replaces similar information for the MML American Funds® International Fund found under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Service Class I(1)
Management Fees	.65%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses	.36%
Total Annual Fund Operating Expenses(2)	1.26%
Expense Reimbursement	(.02%)
Total Annual Fund Operating Expenses after Expense Reimbursement(3)	1.24%

(1)	Reflects the combined expenses of the Master International Fund and the Fund. The Fund has a management fee of .15%, Rule 12b-1 Fees of .25% and other expenses of .32%. The Master International Fund has a management fee of .50% and other expenses of .04%.

(2)	Because Total Annual Fund Operating Expenses include Master Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Master Fund fees and expenses.

(3)	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Master Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) from May 1, 2018 through April 30, 2019, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .70%. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AFI-18-01

MML SERIES INVESTMENT FUND

Supplement dated July 2, 2018 to the

Statement of Additional Information dated May 1, 2018

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

Effective immediately, Stephen J. Brunette is no longer a portfolio manager of the MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, MML Aggressive Allocation Fund, and MML American Funds Core Allocation Fund and the information related to Stephen J. Brunette found on pages B-114 – B-116 for MML Investment Advisers, LLC under the headings Other Accounts Managed in the section titled Appendix C – Additional Portfolio Manager Information is hereby removed.

The following information replaces similar information for MML Investment Advisers, LLC related to the MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, MML Aggressive Allocation Fund, and MML American Funds Core Allocation Fund found on page B-114 in the section titled Appendix C – Additional Portfolio Manager Information:

MML Advisers, as investment adviser to MML Conservative Allocation, MML Balanced Allocation, MML Moderate Allocation, MML Growth Allocation, MML Aggressive Allocation, and MML Core Allocation Fund, administers the asset allocation program for the Funds. This function is led by Frederick Schulitz.

The following information replaces the information for MML Investment Advisers, LLC related to the MML Conservative Allocation Fund found on page B-114 under the heading Other Accounts Managed in the section titled Appendix C – Additional Portfolio Manager Information:

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Frederick Schulitz
Registered investment companies**	23	$10,488 million	0	$0
Other pooled investment vehicles	10	$274 million	0	$0
Other accounts	0	$0	0	$0

*	The information provided is as of May 31, 2018.
**	Does not include MML Conservative Allocation.

The following information replaces the information for MML Investment Advisers, LLC related to the MML Conservative Allocation Fund found on page B-114 under the heading Ownership of Securities in the section titled Appendix C – Additional Portfolio Manager Information:

As of May 31, 2018, the portfolio manager did not own any shares of MML Conservative Allocation.

The following information replaces the information for MML Investment Advisers, LLC related to the MML Balanced Allocation Fund found on page B-114 under the heading Other Accounts Managed in the section titled Appendix C – Additional Portfolio Manager Information:

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Frederick Schulitz
Registered investment companies**	23	$10,363 million	0	$0
Other pooled investment vehicles	10	$274 million	0	$0
Other accounts	0	$0	0	$0

*	The information provided is as of May 31, 2018.
**	Does not include MML Balanced Allocation.

The following information replaces the information for MML Investment Advisers, LLC related to the MML Balanced Allocation Fund found on page B-114 under the heading Ownership of Securities in the section titled Appendix C – Additional Portfolio Manager Information:

As of May 31, 2018, the portfolio manager did not own any shares of MML Balanced Allocation.

The following information replaces the information for MML Investment Advisers, LLC related to the MML Moderate Allocation Fund found on page B-115 under the heading Other Accounts Managed in the section titled Appendix C – Additional Portfolio Manager Information:

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Frederick Schulitz
Registered investment companies**	23	$8,591 million	0	$0
Other pooled investment vehicles	10	$274 million	0	$0
Other accounts	0	$0	0	$0

*	The information provided is as of May 31, 2018.
**	Does not include MML Moderate Allocation.

The following information replaces the information for MML Investment Advisers, LLC related to the MML Moderate Allocation Fund found on page B-115 under the heading Ownership of Securities in the section titled Appendix C – Additional Portfolio Manager Information:

As of May 31, 2018, the portfolio manager did not own any shares of MML Moderate Allocation.

The following information replaces the information for MML Investment Advisers, LLC related to the MML Growth Allocation Fund found on page B-115 under the heading Other Accounts Managed in the section titled Appendix C – Additional Portfolio Manager Information:

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Frederick Schulitz
Registered investment companies**	23	$9,275 million	0	$0
Other pooled investment vehicles	10	$274 million	0	$0
Other accounts	0	$0	0	$0

*	The information provided is as of May 31, 2018.
**	Does not include MML Growth Allocation.

The following information replaces the information for MML Investment Advisers, LLC related to the MML Growth Allocation Fund found on page B-115 under the heading Ownership of Securities in the section titled Appendix C – Additional Portfolio Manager Information:

As of May 31, 2018, the portfolio manager did not own any shares of MML Growth Allocation.

The following information replaces the information for MML Investment Advisers, LLC related to the MML Aggressive Allocation Fund found on page B-116 under the heading Other Accounts Managed in the section titled Appendix C – Additional Portfolio Manager Information:

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Frederick Schulitz
Registered investment companies**	23	$10,789 million	0	$0
Other pooled investment vehicles	10	$274 million	0	$0
Other accounts	0	$0	0	$0

*	The information provided is as of May 31, 2018.
**	Does not include MML Aggressive Allocation.

The following information replaces the information for MML Investment Advisers, LLC related to the MML Aggressive Allocation Fund found on page B-116 under the heading Ownership of Securities in the section titled Appendix C – Additional Portfolio Manager Information:

As of May 31, 2018, the portfolio manager did not own any shares of MML Aggressive Allocation.

The following information replaces the information for MML Investment Advisers, LLC related to the MML Core Allocation Fund found on page B-116 under the heading Other Accounts Managed in the section titled Appendix C – Additional Portfolio Manager Information:

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Frederick Schulitz
Registered investment companies**	23	$9,867 million	0	$0
Other pooled investment vehicles	10	$274 million	0	$0
Other accounts	0	$0	0	$0

*	The information provided is as of May 31, 2018.
**	Does not include MML Core Allocation Fund.

The following information replaces the information for MML Investment Advisers, LLC related to the MML Core Allocation Fund found on page B-116 under the heading Ownership of Securities in the section titled Appendix C – Additional Portfolio Manager Information:

As of May 31, 2018, the portfolio manager did not own any shares of MML Core Allocation Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI L8086-18-01